UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	2/28/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON VALUE FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2013

Fund Type

Large Cap Stock

Objective

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Value Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.13%; Class B, 1.83%; Class C, 1.83%; Class Q, 0.65%; Class R, 1.58%; Class X, 1.83%; Class Z, 0.83%. Net operating expenses: Class A, 1.13%; Class B, 1.83%; Class C, 1.83%; Class Q, 0.65%; Class R, 1.33%; Class X, 1.08%; Class Z, 0.83%, after contractual reduction through 12/31/2013 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 2/28/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	13.40%	9.53%	14.03%	128.21%	—
Class B	13.04	8.73	10.19	112.54	—
Class C	12.97	8.74	10.06	112.39	—
Class Q	13.61	10.03	N/A	N/A	19.09% (10/31/11)
Class R	13.35	9.33	12.88	N/A	42.18 (6/3/05)
Class X	13.43	9.55	15.04	N/A	8.81 (3/16/07)
Class Z	13.58	9.86	15.70	134.56	—
Russell 1000® Value Index	13.15	17.63	20.97	131.82	—
S&P 500 Index	8.94	13.45	27.28	120.60	—
Lipper Large-Cap Value Funds Average	11.22	13.55	16.31	111.70	—
Lipper Multi-Cap Core Funds Average	10.58	11.42	23.15	130.86	—

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Average Annual Total Returns (With Sales Charges) as of 3/31/13
	One Year	Five Years	Ten Years	Since Inception
Class A	5.91%	3.07%	8.56%	—
Class B	6.33	3.35	8.38	—
Class C	10.27	3.51	8.37	—
Class Q	12.65	N/A	N/A	16.23% (10/31/11)
Class R	11.88	4.04	N/A	5.10 (6/3/05)
Class X	6.12	3.92	N/A	1.79 (3/16/07)
Class Z	12.41	4.56	9.46	—
Russell 1000 Value Index	18.77	4.85	9.18	—
S&P 500 Index	13.95	5.81	8.53	—
Lipper Large-Cap Value Funds Average	14.96	4.12	8.15	—
Lipper Multi-Cap Core Funds Average	13.09	5.27	8.89	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and an annual 12b-1 fee of 0.30%. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase, and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of 0.75%. Class X shares are not subject to a front-end sales charge, but are subject to a 12b-1 fee of 1% annually and a declining CDSC of 6%, 5%, 4%, 4%, 3%, 2%, 2%, and 1%, respectively, for the first eight years after purchase of Class X shares. Class X shares convert to Class A shares approximately 10 years after purchase. Class X shares are closed to new investors and are available only by exchange from the same share class of another Prudential Investments fund. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Russell 1000 Value Index Closest

Prudential Jennison Value Fund	3

Your Fund’s Performance (continued)

Month-End to Inception cumulative total returns as of 2/28/13 are 28.83% for Class Q; 44.40% for Class R; and 9.71% for Class X. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 22.90% for Class Q; 5.32% for Class R; and 2.22% for Class X.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 2/28/13 are 24.63% for Class Q; 49.75% for Class R; and 21.34% for Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/13 are 19.89% for Class Q; 5.79% for Class R; and 3.91% for Class X.

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Large-Cap Value Funds Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Category, the returns for the Lipper Large-Cap Value Funds Average are also shown, as the Fund’s investment manager believes that the Lipper Large-Cap Value Funds Average is more consistent with the management of the Fund. Lipper Large-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 2/28/13 are 24.20% for Class Q; 36.84% for Class R; and 7.96% for Class X. Lipper Large-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 19.78% for Class Q; 4.56% for Class R; and 1.91% for Class X.

Lipper Multi-Cap Core Funds Average

Funds in the Lipper Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 2/28/13 are 21.77% for Class Q; 47.26% for Class R; and 16.77% for Class X. Lipper Multi-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/13 are 17.95% for Class Q; 5.47% for Class R; and 3.14% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Five Largest Holdings expressed as a percentage of net assets as of 2/28/13
Liberty Global, Inc. (Series C), Media	3.2%
Mylan, Inc., Pharmaceuticals	3.0
Wells Fargo & Co., Commercial Banks	2.8
Flextronics International Ltd., Electronic Equipment & Instruments	2.6
JPMorgan Chase & Co., Diversified Financial Services	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/13
Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	7.5
Media	6.8
Food Products	6.6
Healthcare Providers & Services	6.4

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Value Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2012, at the beginning of the period, and held through the six-month period ended February 28, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Value Fund		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,134.00	1.13%	$5.98
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class B	Actual	$1,000.00	$1,130.40	1.83%	$9.67
	Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15

Class C	Actual	$1,000.00	$1,129.70	1.83%	$9.66
	Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15

Class Q	Actual	$1,000.00	$1,136.10	0.65%	$3.44
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Class R	Actual	$1,000.00	$1,133.50	1.33%	$7.04
	Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66

Class X	Actual	$1,000.00	$1,134.30	1.08%	$5.72
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class Z	Actual	$1,000.00	$1,135.80	0.83%	$4.40
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

Prudential Jennison Value Fund	7

Portfolio of Investments

as of February 28, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS

Aerospace & Defense 2.4%
150,257	Boeing Co. (The)	$11,554,763
38,770	United Technologies Corp.	3,510,624

		15,065,387

Air Freight & Logistics 0.8%
49,863	FedEx Corp.	5,257,056

Airlines 3.8%
691,958	Delta Air Lines, Inc.*	9,874,241
531,344	United Continental Holdings, Inc.*(a)	14,192,198

		24,066,439

Auto Components 1.6%
191,494	Lear Corp.	10,229,609

Capital Markets 5.0%
104,873	Goldman Sachs Group, Inc. (The)	15,705,781
693,817	Morgan Stanley	15,645,573

		31,351,354

Chemicals 1.4%
150,826	Mosaic Co. (The)	8,829,354

Commercial Banks 4.2%
142,266	PNC Financial Services Group, Inc.	8,875,976
497,377	Wells Fargo & Co.	17,447,985

		26,323,961

Communications Equipment 1.2%
527,346	JDS Uniphase Corp.*	7,467,219

Computers & Peripherals 1.3%
17,845	Apple, Inc.	7,876,783

Consumer Finance 2.8%
127,197	American Express Co.	7,905,294
504,823	SLM Corp.	9,576,492

		17,481,786

See Notes to Financial Statements.

Prudential Jennison Value Fund	9

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Financial Services 4.3%
268,721	Citigroup, Inc.	$11,278,220
321,695	JPMorgan Chase & Co.	15,737,320

		27,015,540

Diversified Telecommunication Services 1.6%
473,011	Vivendi SA (France)	9,954,746

Electronic Equipment & Instruments 2.6%
2,452,398	Flextronics International Ltd.*	16,308,447

Energy Equipment & Services 2.2%
78,273	Ensco PLC (Class A Stock)	4,707,338
223,086	Halliburton Co.	9,260,300

		13,967,638

Food & Staples Retailing 2.2%
172,989	CVS Caremark Corp.	8,843,197
73,719	Wal-Mart Stores, Inc.	5,217,831

		14,061,028

Food Products 6.6%
166,611	Bunge Ltd.	12,347,541
50,844	Kraft Foods Group, Inc.	2,464,409
337,449	Mondelez International, Inc. (Class A Stock)	9,330,465
439,369	Smithfield Foods, Inc.*	9,771,567
345,923	Tyson Foods, Inc. (Class A Stock)	7,842,074

		41,756,056

Healthcare Providers & Services 6.4%
182,444	Cigna Corp.	10,665,676
152,878	Express Scripts Holding Co.*	8,700,287
266,918	HCA Holdings, Inc.	9,899,988
36,034	Humana, Inc.	2,459,681
164,684	UnitedHealth Group, Inc.	8,802,360

		40,527,992

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 4.0%
249,388	Carnival Corp.	$8,920,609
170,839	Hyatt Hotels Corp. (Class A Stock)*	7,019,775
582,809	International Game Technology	9,289,975

		25,230,359

Independent Power Producers & Energy Traders 1.8%
628,625	Calpine Corp.*	11,566,700

Insurance 3.8%
67,709	Arch Capital Group Ltd.*	3,325,866
83,403	Axis Capital Holdings Ltd.	3,397,004
291,646	MetLife, Inc.	10,335,934
85,902	Travelers Cos., Inc. (The)	6,908,239

		23,967,043

Internet Software & Services 2.2%
17,527	Google, Inc. (Class A Stock)*	14,042,632

Machinery 0.9%
67,943	SPX Corp.	5,470,091

Media 6.8%
386,887	Comcast Corp. (Class A Stock)	15,394,234
320,293	Liberty Global, Inc. (Series C)*(a)	20,453,911
121,471	Viacom, Inc. (Class B Stock)	7,101,194

		42,949,339

Metals & Mining 2.5%
261,569	Goldcorp, Inc.	8,485,298
186,654	Newmont Mining Corp.	7,520,290

		16,005,588

Multiline Retail 0.6%
202,513	J.C. Penney Co., Inc.	3,558,153

Oil, Gas & Consumable Fuels 10.5%
135,521	Anadarko Petroleum Corp.	10,784,761
80,933	EOG Resources, Inc.	10,174,088
296,834	Marathon Oil Corp.	9,943,939
139,996	Newfield Exploration Co.*	3,236,708

See Notes to Financial Statements.

Prudential Jennison Value Fund	11

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d)
132,094	Noble Energy, Inc.	$14,639,978
119,304	Occidental Petroleum Corp.	9,822,298
250,325	Suncor Energy, Inc.	7,572,332

		66,174,104

Pharmaceuticals 7.5%
631,636	Mylan, Inc.*	18,702,742
426,669	Pfizer, Inc.	11,677,931
184,064	Sanofi (France), ADR	8,689,661
215,475	Teva Pharmaceutical Industries Ltd. (Israel), ADR	8,058,765

		47,129,099

Road & Rail 1.8%
83,537	Union Pacific Corp.	11,453,758

Semiconductors & Semiconductor Equipment 1.1%
231,926	Maxim Integrated Products, Inc.	7,231,453

Software 3.7%
470,550	CA, Inc.	11,523,770
416,085	Microsoft Corp.	11,567,163

		23,090,933

Wireless Telecommunication Services 1.1%
440,124	MetroPCS Communications, Inc.*	4,313,215
570,713	NII Holdings, Inc.*	2,750,837

		7,064,052

	TOTAL LONG-TERM INVESTMENTS (cost $471,290,764)	622,473,699

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 5.6%

AFFILIATED MONEY MARKET MUTUAL FUND
35,503,138	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $35,503,138, includes $29,165,793 of cash collateral received for securities on loan) (Note 3)(b)(c)	$35,503,138

	TOTAL INVESTMENTS 104.3% (cost $506,793,902; Note 5)	657,976,837
	Liabilities in excess of other assets (4.3%)	(27,026,788)

	NET ASSETS 100.0%	$630,950,049

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,943,526; cash collateral of $29,165,793 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on February 28, 2013. Collateral was subsequently received on March 1, 2013 and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Value Fund	13

Portfolio of Investments

as of February 28, 2013 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$622,473,699	$—	$—
Affiliated Money Market Mutual Fund	35,503,138	—	—

Total	$657,976,837	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2013 were as follows:

Oil, Gas & Consumable Fuels	10.5%
Pharmaceuticals	7.5
Media	6.8
Food Products	6.6
Healthcare Providers & Services	6.4
Affiliated Money Market Mutual Fund (including 4.6% of collateral received for securities on loan)	5.6
Capital Markets	5.0
Diversified Financial Services	4.3
Commercial Banks	4.2
Hotels, Restaurants & Leisure	4.0
Airlines	3.8
Insurance	3.8
Software	3.7
Consumer Finance	2.8
Electronic Equipment & Instruments	2.6
Metals & Mining	2.5
Aerospace & Defense	2.4
Energy Equipment & Services	2.2
Food & Staples Retailing	2.2%
Internet Software & Services	2.2
Independent Power Producers & Energy Traders	1.8
Road & Rail	1.8
Auto Components	1.6
Diversified Telecommunication Services	1.6
Chemicals	1.4
Computers & Peripherals	1.3
Communications Equipment	1.2
Semiconductors & Semiconductor Equipment	1.1
Wireless Telecommunication Services	1.1
Machinery	0.9
Air Freight & Logistics	0.8
Multiline Retail	0.6

104.3
Liabilities in excess of other assets	(4.3)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • February 28, 2013

Prudential Jennison Value Fund

Statement of Assets and Liabilities

as of February 28, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $28,943,526:
Unaffiliated investments (cost $471,290,764)	$622,473,699
Affiliated investments (cost $35,503,138)	35,503,138
Cash	31
Receivable for investments sold	2,683,163
Dividends receivable	1,128,701
Receivable for Fund shares sold	260,335
Prepaid expenses	6,974

Total assets	662,056,041

Liabilities
Payable to broker for collateral for securities on loan	29,165,793
Payable for Fund shares reacquired	1,078,891
Accrued expenses	352,267
Management fee payable	283,778
Distribution fee payable	147,895
Affiliated transfer agent fee payable	75,838
Deferred trustees’ fees	1,530

Total liabilities	31,105,992

Net Assets	$630,950,049

Net assets were comprised of:
Shares of beneficial interest, at par	$381,490
Paid-in capital in excess of par	569,642,631

570,024,121
Undistributed net investment income	1,754,980
Accumulated net realized loss on investment and foreign currency transactions	(92,015,244)
Net unrealized appreciation on investments and foreign currencies	151,186,192

Net assets, February 28, 2013	$630,950,049

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($485,071,474 ÷ 29,289,803 shares of beneficial interest issued and outstanding)	$16.56
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.52

Class B
Net asset value, offering price and redemption price per share ($13,025,697 ÷ 803,637 shares of beneficial interest issued and outstanding)	$16.21

Class C
Net asset value, offering price and redemption price per share ($26,177,500 ÷ 1,615,706 shares of beneficial interest issued and outstanding)	$16.20

Class Q
Net asset value, offering price and redemption price per share ($18,748,380 ÷ 1,132,502 shares of beneficial interest issued and outstanding)	$16.55

Class R
Net asset value, offering price and redemption price per share ($11,038,889 ÷ 667,587 shares of beneficial interest issued and outstanding)	$16.54

Class X
Net asset value, offering price and redemption price per share ($118,441 ÷ 7,180 shares of beneficial interest issued and outstanding)	$16.50

Class Z
Net asset value, offering price and redemption price per share ($76,769,668 ÷ 4,632,610 shares of beneficial interest issued and outstanding)	$16.57

See Notes to Financial Statements.

Prudential Jennison Value Fund	17

Statement of Operations

Six Months Ended February 28, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $21,563)	$6,526,612
Affiliated income from securities loaned, net	22,152
Affiliated dividend income	12,461

Total income	6,561,225

Expenses
Management fee	1,892,168
Distribution fee—Class A	714,819
Distribution fee—Class B	63,667
Distribution fee—Class C	125,563
Distribution fee—Class R	25,574
Distribution fee—Class X	158
Transfer agent’s fees and expenses (including affiliated expense of $103,800) (Note 3)	576,000
Registration fees	63,000
Custodian’s fees and expenses	62,000
Reports to shareholders	51,000
Legal fees and expenses	18,000
Trustees’ fees	14,000
Audit fee	11,000
Insurance	8,000
Loan interest expense (Note 7)	371
Miscellaneous	12,243

Total expenses	3,637,563

Net investment income	2,923,662

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	40,977,609
Foreign currency transactions	8,727

40,986,336

Net change in unrealized appreciation (depreciation) on:
Investments	42,010,522
Foreign currencies	(210)

42,010,312

Net gain on investment and foreign currency transactions	82,996,648

Net Increase In Net Assets Resulting From Operations	$85,920,310

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,923,662	$4,914,658
Net realized gain on investment and foreign currency transactions	40,986,336	28,632,586
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	42,010,312	22,923,257

Net increase in net assets resulting from operations	85,920,310	56,470,501

Dividends from net investment income (Note 1)
Class A	(4,261,131)	(1,697,277)
Class B	(34,985)	—
Class C	(68,234)	—
Class L	—	(1,486)
Class M	—	(800)
Class Q	(233,667)	(203,679)
Class R	(73,289)	(12,536)
Class X	(1,213)	(1,061)
Class Z	(932,449)	(2,096,859)

	(5,604,968)	(4,013,698)

Capital Contributions (Note 2)
Class X	—	43

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	32,186,720	137,285,561
Net asset value of shares issued in reinvestment of dividends	5,106,868	2,224,831
Cost of shares reacquired	(278,290,142)	(360,004,066)

Net decrease in net assets from Fund share transactions	(240,996,554)	(220,493,674)

Total decrease	(160,681,212)	(168,036,828)

Net Assets:
Beginning of period	791,631,261	959,668,089

End of period(a)	$630,950,049	$791,631,261

(a) Includes undistributed net investment income of:	$1,754,980	$4,436,286

See Notes to Financial Statements.

Prudential Jennison Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 7 (the “Portfolios”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company and currently consists of Prudential Jennison Value Fund (the “Fund”). The investment objective of the Fund is capital appreciation.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued

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at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The

Prudential Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) continued

amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

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Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $500 million, .50% of the next $500 million, .475% of the next $500 million and .45% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .58% of the Fund’s average daily net assets for the six months ended February 28, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, ..75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS has contractually agreed through December 31, 2013 to limit such expenses to .50% of the average daily net assets of the Class R shares. Management has received the maximum allowable amount of sales charges for Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

Prudential Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $48,724 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2013, it received $89, $10,359 and $235 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 28, 2013, PIM has been compensated $6,617 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2013, were $86,485,379 and $331,027,888, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$512,667,655	$161,126,330	$(15,817,148)	$145,309,182

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $33,160,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of August 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	14,029,000
Expiring 2018	107,323,000

$121,352,000

The Fund elected to treat post-October capital losses of approximately $5,624,000 as having been incurred in the following fiscal year (August 31, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1% for shares sold within 12 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and six years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. The last conversion of Class M shares and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M shares and Class L shares outstanding and Class M shares and Class L shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class X and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2013:
Shares sold	527,221	$8,308,121
Shares issued in reinvestment of dividends	272,806	4,133,014
Shares reacquired	(4,317,471)	(67,178,693)

Net increase (decrease) in shares outstanding before conversion	(3,517,444)	(54,737,558)
Shares issued upon conversion from Class B, Class X and Class Z	82,088	1,273,244
Shares reacquired upon conversion into Class Z	(13,617)	(214,300)

Net increase (decrease) in shares outstanding	(3,448,973)	$(53,678,614)

Year ended August 31, 2012:
Shares sold	1,643,532	$23,465,235
Shares issued in reinvestment of dividends	124,718	1,648,724
Shares reacquired	(8,006,909)	(114,529,777)

Net increase (decrease) in shares outstanding before conversion	(6,238,659)	(89,415,818)
Shares issued upon conversion from Class B, Class M, Class X and Class Z	365,755	5,197,780
Shares reacquired upon conversion into Class Z	(18,417)	(256,894)

Net increase (decrease) in shares outstanding	(5,891,321)	$(84,474,932)

Class B
Six months ended February 28, 2013:
Shares sold	54,517	$846,235
Shares issued in reinvestment of dividends	2,324	34,506
Shares reacquired	(80,553)	(1,230,096)

Net increase (decrease) in shares outstanding before conversion	(23,712)	(349,355)
Shares reacquired upon conversion into Class A	(78,496)	(1,190,964)

Net increase (decrease) in shares outstanding	(102,208)	$(1,540,319)

Year ended August 31, 2012:
Shares sold	100,807	$1,416,488
Shares reacquired	(204,492)	(2,845,532)

Net increase (decrease) in shares outstanding before conversion	(103,685)	(1,429,044)
Shares reacquired upon conversion into Class A	(338,272)	(4,698,552)

Net increase (decrease) in shares outstanding	(441,957)	$(6,127,596)

Prudential Jennison Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended February 28, 2013:
Shares sold	98,397	$1,551,156
Shares issued in reinvestment of dividends	3,590	53,269
Shares reacquired	(200,738)	(3,068,950)

Net increase (decrease) in shares outstanding	(98,751)	$(1,464,525)

Year ended August 31, 2012:
Shares sold	181,065	$2,491,318
Shares reacquired	(531,899)	(7,420,890)

Net increase (decrease) in shares outstanding before conversion	(350,834)	(4,929,572)
Shares reacquired upon conversion into Class Z	(1,969)	(29,968)

Net increase (decrease) in shares outstanding	(352,803)	$(4,959,540)

Class L
Period ended August 24, 2012*:
Shares sold	580	$8,358
Shares issued in reinvestment of dividends	107	1,415
Shares reacquired	(95,628)	(1,400,506)

Net increase (decrease) in shares outstanding	(94,941)	$(1,390,733)

Class M
Period ended April 13, 2012**:
Shares issued in reinvestment of dividends	61	$798
Shares reacquired	(1,905)	(26,140)

Net increase (decrease) in shares outstanding before conversion	(1,844)	(25,342)
Shares reacquired upon conversion into Class A	(21,299)	(305,824)

Net increase (decrease) in shares outstanding	(23,143)	$(331,166)

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Class Q	Shares	Amount
Six months ended February 28, 2013:
Shares sold	79,716	$1,247,129
Shares issued in reinvestment of dividends	15,444	233,667
Shares reacquired	(80,597)	(1,278,947)

Net increase (decrease) in shares outstanding	14,563	$201,849

Period ended August 31, 2012***:
Shares sold	339,398	$5,137,936
Shares issued in reinvestment of dividends	15,430	203,679
Shares reacquired	(1,045,691)	(15,659,419)

Net increase (decrease) in shares outstanding before conversion	(690,863)	(10,317,804)
Shares issued upon conversion from Class Z	1,808,802	25,703,074

Net increase (decrease) in shares outstanding	1,117,939	$15,385,270

Class R
Six months ended February 28, 2013:
Shares sold	87,397	$1,375,200
Shares issued in reinvestment of dividends	4,462	67,509
Shares reacquired	(90,297)	(1,406,376)

Net increase (decrease) in shares outstanding	1,562	$36,333

Year ended August 31, 2012:
Shares sold	234,601	$3,326,409
Shares issued in reinvestment of dividends	890	11,758
Shares reacquired	(316,954)	(4,513,032)

Net increase (decrease) in shares outstanding	(81,463)	$(1,174,865)

Class X
Six months ended February 28, 2013:
Shares issued in reinvestment of dividends	75	$1,130
Shares reacquired	(362)	(5,720)

Net increase (decrease) in shares outstanding before conversion	(287)	(4,590)
Shares reacquired upon conversion into Class A	(1,728)	(27,038)

Net increase (decrease) in shares outstanding	(2,015)	$(31,628)

Year ended August 31, 2012:
Shares sold	—	$3
Shares issued in reinvestment of dividends	78	1,031
Shares reacquired	(4,740)	(68,087)

Net increase (decrease) in shares outstanding before conversion	(4,662)	(67,053)
Shares reacquired upon conversion into Class A	(8,665)	(125,529)

Net increase (decrease) in shares outstanding	(13,327)	$(192,582)

Prudential Jennison Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 28, 2013:
Shares sold	1,197,918	$18,858,879
Shares issued in reinvestment of dividends	38,533	583,773
Shares reacquired	(13,193,128)	(204,121,360)

Net increase (decrease) in shares outstanding before conversion	(11,956,677)	(184,678,708)
Shares issued upon conversion from Class A	13,588	214,300
Shares reacquired upon conversion into Class A	(3,604)	(55,242)

Net increase (decrease) in shares outstanding	(11,946,693)	$(184,519,650)

Year ended August 31, 2012:
Shares sold	7,166,898	$101,439,814
Shares issued in reinvestment of dividends	27,037	357,426
Shares reacquired	(14,387,682)	(213,540,683)

Net increase (decrease) in shares outstanding before conversion	(7,193,747)	(111,743,443)
Shares issued upon conversion from Class A and Class C	20,309	286,862
Shares reacquired upon conversion into Class A and Class Q	(1,813,719)	(25,770,949)

Net increase (decrease) in shares outstanding	(8,987,157)	$(137,227,530)

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
***	Commencement of offering was October 31, 2011.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended February 28, 2013. The Fund had an average outstanding balance of $1,831,800 for five days at an average interest rate of 1.46%. At February 28, 2012, the Fund did not have an outstanding loan amount.

32	Visit our website at www.prudentialfunds.com

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Jennison Value Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.74		$14.01	$12.27	$11.67	$16.55	$21.81
Income (loss) from investment operations:
Net investment income	.07		.07	.05	.05	.07	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		.71	1.73	.59	(3.87)	(2.01)
Total from investment operations	1.96		.78	1.78	.64	(3.80)	(1.86)
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.05)	(.04)	(.04)	(.12)	(.20)
Distributions from net realized gains	-		-	-	-	(.96)	(3.20)
Total dividends and distributions	(.14)		(.05)	(.04)	(.04)	(1.08)	(3.40)
Net asset value, end of period	$16.56		$14.74	$14.01	$12.27	$11.67	$16.55
Total Return(b):	13.40%		5.57%	14.48%	5.44%	(20.76)%	(9.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$485,071		$482,632	$541,305	$543,424	$565,420	$819,162
Average net assets (000)	$480,555		$511,257	$614,287	$608,797	$518,332	$910,313
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.13%	(e)	1.07%	1.04%	1.07%	1.14%	1.00% (c)
Expenses, excluding distribution and service (12b-1) fees	.83%	(e)	.77%	.74%	.77%	.84%	.73%
Net investment income	.90%	(e)	.48%	.33%	.36%	.68%	.83%
Portfolio turnover rate	13%	(f)	31%	56%	56%	60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to ..25% of the average daily net assets of the Class A shares through 29, 2008.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.38		$13.72	$12.07	$11.52		$16.28	$21.52
Income (loss) from investment operations:
Net investment income (loss)	.02		(.03)	(.05)	(.04)		- (d)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.85		.69	1.70	.59		(3.79)	(2.00)
Total from investment operations	1.87		.66	1.65	.55		(3.79)	(1.98)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-	-	-	(d)	(.01)	(.06)
Distributions from net realized gains	-		-	-	-		(.96)	(3.20)
Total dividends and distributions	(.04)		-	-	-	(d)	(.97)	(3.26)
Net asset value, end of period	$16.21		$14.38	$13.72	$12.07		$11.52	$16.28
Total Return(b):	13.04%		4.81%	13.67%	4.78%		(21.28)%	(10.65)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,026		$13,030	$18,493	$23,813		$30,905	$65,520
Average net assets (000)	$12,840		$15,355	$23,534	$29,060		$33,718	$87,249
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.83%	(f)	1.77%	1.74%	1.77%		1.84%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.83%	(f)	.77%	.74%	.77%		.84%	.73%
Net investment income (loss)	.22%	(f)	(.21)%	(.36)%	(.33)%		-% (e)	.11%
Portfolio turnover rate	13%	(g)	31%	56%	56%		60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Less than .005%.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.38		$13.72	$12.06	$11.52		$16.29	$21.52
Income (loss) from investment operations:
Net investment income (loss)	.02		(.03)	(.05)	(.04)		- (d)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.84		.69	1.71	.58		(3.80)	(1.99)
Total from investment operations	1.86		.66	1.66	.54		(3.80)	(1.97)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-	-	-	(d)	(.01)	(.06)
Distributions from net realized gains	-		-	-	-		(.96)	(3.20)
Total dividends and distributions	(.04)		-	-	-	(d)	(.97)	(3.26)
Net asset value, end of period	$16.20		$14.38	$13.72	$12.06		$11.52	$16.29
Total Return(b):	12.97%		4.81%	13.76%	4.69%		(21.33)%	(10.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,178		$24,651	$28,355	$28,713		$28,205	$45,882
Average net assets (000)	$25,323		$26,779	$32,039	$31,259		$27,260	$55,511
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.83%	(e)	1.77%	1.74%	1.77%		1.84%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.83%	(e)	.77%	.74%	.77%		.84%	.73%
Net investment income (loss)	.21%	(e)	(.22)%	(.37)%	(.33)%		(.02)%	.10%
Portfolio turnover rate	13%	(f)	31%	56%	56%		60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Class L Shares
	Period Ended August 24,		Year Ended August 31,
	2012(d)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.96		$12.23	$11.63	$16.48	$21.74
Income (loss) from investment operations:
Net investment income	.04		.02	.02	.05	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.76		1.72	.59	(3.85)	(2.01)
Total from investment operations	.80		1.74	.61	(3.80)	(1.90)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.01)	(.01)	(.09)	(.16)
Distributions from net realized gains	–		–	–	(.96)	(3.20)
Total dividends and distributions	(.02)		(.01)	(.01)	(1.05)	(3.36)
Net asset value, end of period	$14.74		$13.96	$12.23	$11.63	$16.48
Total Return(b):	5.72%		14.23%	5.28%	(20.97)%	(10.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,132		$1,326	$1,550	$1,796	$2,896
Average net assets (000)	$1,250		$1,529	$1,816	$1,707	$4,100
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.27%	(e)	1.24%	1.27%	1.34%	1.23%
Expenses, excluding distribution and service (12b-1) fees	.77%	(e)	.74%	.77%	.84%	.73%
Net investment income	.27%	(e)	.14%	.16%	.48%	.61%
Portfolio turnover rate	31%	(f)	56%	56%	60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of August 24, 2012, the last conversion of Class L shares to Class A Shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(e) Annualized.

(f) Calculated as of August 31, 2012.

See Notes to Financial Statements.

Prudential Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended August 31,
	2012(e)		2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.93		$12.20	$11.58	$16.30	$21.53
Income (loss) from investment operations:
Net investment income	.03		.06	.05	.03	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.95		1.71	.59	(3.78)	(1.99)
Total from investment operations	.98		1.77	.64	(3.75)	(1.97)
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.04)	(.03)	(.01)	(.06)
Distributions from net realized gains	-		-	-	(.96)	(3.20)
Total dividends and distributions	(.05)		(.04)	(.03)	(.97)	(3.26)
Capital Contributions (Note2):	-		- (c)	.01	- (c)	-
Net asset value, end of period	$14.86		$13.93	$12.20	$11.58	$16.30
Total Return(b):	7.10%		14.54%	5.58%	(20.98)%	(10.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$322	$1,186	$2,480	$5,898
Average net assets (000)	$165		$844	$1,977	$3,046	$9,964
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.02%	(f)	.99%	1.02%	1.52%	1.73%
Expenses, excluding distribution and service (12b-1) fees	.77%	(f)	.74%	.77%	.84%	.73%
Net investment income	.38%	(f)	.40%	.39%	.31%	.11%
Portfolio turnover rate	31%	(g)	56%	56%	60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Less than $.005 per share.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) As of April 13, 2012, the last conversion of Class M shares to Class A Shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(f) Annualized.

(g) Calculated as of August 31, 2012.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class Q Shares
	Six Months Ended February 28, 2013		October 31, 2011(b) through August 31, 2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.77		$14.21
Income from investment operations:
Net investment income	.11		.15
Net realized and unrealized gain on investment and foreign currency transactions	1.88		.52
Total from investment operations	1.99		.67
Less Dividends:
Dividends from net investment income	(.21)		(.11)
Net asset value, end of period	$16.55		$14.77
Total Return(c):	13.61%		4.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,748		$16,509
Average net assets (000)	$17,619		$22,334
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	.65%	(d)	.62%	(d)
Expenses, excluding distribution and service (12b-1) fees	.65%	(d)	.62%	(d)
Net investment income	1.38%	(d)	1.06%	(d)
Portfolio turnover rate	13%	(e)	31%	(e)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Not annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Value Fund	39

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.71		$13.98	$12.24	$11.64	$16.49	$21.75
Income (loss) from investment operations:
Net investment income	.05		.04	.02	.02	.05	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		.71	1.73	.59	(3.85)	(2.01)
Total from investment operations	1.94		.75	1.75	.61	(3.80)	(1.90)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.02)	(.01)	(.01)	(.09)	(.16)
Distributions from net realized gains	–		–	–	–	(.96)	(3.20)
Total dividends and distributions	(.11)		(.02)	(.01)	(.01)	(1.05)	(3.36)
Net asset value, end of period	$16.54		$14.71	$13.98	$12.24	$11.64	$16.49
Total Return(b):	13.27%		5.35%	14.30%	5.27%	(20.95)%	(10.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,039		$9,794	$10,446	$9,583	$5,582	$4,796
Average net assets (000)	$10,316		$10,660	$11,461	$8,448	$4,424	$3,557
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.33%	(e)	1.27%	1.24%	1.27%	1.34%	1.23%
Expenses, excluding distribution and service (12b-1) fees	.83%	(e)	.77%	.74%	.77%	.84%	.73%
Net investment income	.70%	(e)	.28%	.13%	.18%	.47%	.60%
Portfolio turnover rate	13%	(f)	31%	56%	56%	60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to 50% of the average daily net assets of the Class R shares.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class X Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.69		$13.96	$12.22	$11.62	$16.37	$21.52
Income (loss) from investment operations:
Net investment income	.07		.07	.06	.05	.08	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.89		.71	1.72	.58	(3.81)	(1.99)
Total from investment operations	1.96		.78	1.78	.63	(3.73)	(1.84)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.05)	(.04)	(.04)	(.09)	(.15)
Distributions from net realized gains	–		–	–	–	(.96)	(3.20)
Total dividends and distributions	(.15)		(.05)	(.04)	(.04)	(1.05)	(3.35)
Capital Contributions (Note 2):	–		– (d)	– (d)	.01	.03	.04
Net asset value, end of period	$16.50		$14.69	$13.96	$12.22	$11.62	$16.37
Total Return(b):	13.43%		5.65%	14.60%	5.51%	(20.42)%	(9.67)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$118		$135	$314	$572	$1,032	$2,117
Average net assets (000)	$128		$232	$505	$909	$1,175	$2,927
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.08%	(e)	1.02%	.99%	1.02%	1.09%	1.02%
Expenses, excluding distribution and service (12b-1) fees	.83%	(e)	.77%	.74%	.77%	.84%	.73%
Net investment income	.96%	(e)	.52%	.39%	.40%	.80%	.82%
Portfolio turnover rate	13%	(f)	31%	56%	56%	60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Value Fund	41

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.77		$14.05	$12.30	$11.69	$16.61	$21.88
Income (loss) from investment operations:
Net investment income	.07		.11	.09	.09	.10	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.92		.70	1.74	.59	(3.89)	(2.02)
Total from investment operations	1.99		.81	1.83	.68	(3.79)	(1.82)
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.09)	(.08)	(.07)	(.17)	(.25)
Distributions from net realized gains	-		-	-	-	(.96)	(3.20)
Total dividends and distributions	(.19)		(.09)	(.08)	(.07)	(1.13)	(3.45)
Net asset value, end of period	$16.57		$14.77	$14.05	$12.30	$11.69	$16.61
Total Return(b):	13.58%		5.83%	14.86%	5.78%	(20.54)%	(9.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$76,770		$244,881	$359,107	$303,166	$87,194	$109,533
Average net assets (000)	$116,420		$295,370	$403,570	$259,824	$80,680	$104,223
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.83%	(d)	.77%	.74%	.77%	.84%	.73%
Expenses, excluding distribution and service (12b-1) fees	.83%	(d)	.77%	.74%	.77%	.84%	.73%
Net investment income	.99%	(d)	.78%	.64%	.69%	.98%	1.11%
Portfolio turnover rate	13%	(e)	31%	56%	56%	60%	51%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON VALUE FUND

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PBEAX	PBQIX	PEICX	PJVQX	JDVRX	N/A	PEIZX
CUSIP	74440N102	74440N201	74440N300	74440N888	74440N607	74440N706	74440N805

MF131E2    0242446-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

              applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 22, 2013